Significant Accounting Policies and Recent Accounting Pronouncements (Details Narrative) (USD $)	6 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Charge for acquired research and development	$ 1,203,744
Foreign currency translation gain	$ 27,287